Collateralized Transactions - Financial Instruments at Fair Value Received as Collateral that were Permitted to be Delivered or Repledged (Detail) (Fair value of financial instruments received as collateral [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Fair value of financial instruments received as collateral [Member]
Collateral permitted to be delivered or repledged	$ 989,279	$ 1,450,281
Collateral that was delivered or repledged	933,716	1,383,298
Collateral permitted to be further repledged by the receiving counterparty	$ 65,878	$ 275,912